Schedule of Business Line Distribution (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 2,954,607	$ 2,345,541	$ 9,990,150	$ 10,648,175
Income(loss) from operations	(596,984)	(174,658)	(1,153,209)	512,729
Net income(loss)	(725,110)	(199,320)	(1,398,144)	757,381
Total	22,994,771		19,837,769	18,754,876
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenue	$ 2,954,607	$ 2,345,541	$ 9,990,150	$ 10,648,175
Gross profit	7.00%	3.00%	(4.00%)	14.00%
Total	$ 22,994,771		$ 19,837,769	$ 18,754,876
Operating Segments [Member] | Corporate Segment [Member]
Segment Reporting Information [Line Items]
Income(loss) from operations	(499,437)	$ (39,793)	(557,333)	(159,332)
Net income(loss)	(499,437)	(39,793)	(557,333)	(159,332)
Total	2,037,767		2,069,222	22,938
Operating Segments [Member] | Direct Supply Model [Member]
Segment Reporting Information [Line Items]
Revenue		$ 897,432	$ 1,280,555	$ 5,259,447
Gross profit		6.00%	23.00%	35.00%
Income(loss) from operations	$ (72,840)	$ (124,521)	$ (145,276)	$ 1,702,897
Net income(loss)	(200,966)	(140,128)	(374,144)	1,496,210
Total	11,938,316		10,930,729	14,066,203
Operating Segments [Member] | Indirect Supply Model [Member]
Segment Reporting Information [Line Items]
Revenue	$ 2,954,607	$ 1,448,109	$ 8,709,595	$ 5,388,728
Gross profit	0.00%	1.00%	(4.00%)	(6.00%)
Income(loss) from operations	$ (24,707)	$ (10,344)	$ (450,600)	$ (1,030,836)
Net income(loss)	(24,707)	$ (10,344)	(450,600)	(568,468)
Total	$ 9,018,688		$ 6,837,818	$ 4,665,735